UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Luis Berruga

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Lisa Whittaker	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.,
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 100.3%
UNITED STATES— 100.3%
Energy — 100.3%
Andeavor Logistics	839,743	$40,794,715
Antero Midstream Partners	1,215,470	35,576,807
Buckeye Partners	1,321,503	46,596,196
Cheniere Energy Partners	3,640	137,956
Crestwood Equity Partners	545,359	20,505,498
DCP Midstream	1,102,528	45,435,179
Enbridge Energy Partners	3,001,567	33,797,644
Energy Transfer Partners	4,223,058	95,229,958
EnLink Midstream Partners	2,236,352	39,807,066
Enterprise Products Partners	3,436,512	98,284,243
Equities Midstream Partners	845,167	48,309,746
Genesis Energy	1,491,729	35,697,075
Magellan Midstream Partners	1,129,249	77,071,244
MPLX	1,653,901	58,663,868
NuStar Energy	1,210,186	33,497,949
Phillips 66 Partners	750,646	38,628,243
Plains All American Pipeline	2,634,535	68,814,054
Shell Midstream Partners	1,722,708	38,536,978
Spectra Energy Partners	1,138,211	43,206,490
TC PipeLines	391,222	13,066,815
Western Gas Partners	884,005	43,183,644

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $855,981,699)		954,841,368
TOTAL INVESTMENTS — 100.3%
(Cost $855,981,699)		$954,841,368

Percentages are based on Net Assets of $951,605,420.

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 72.1%
Energy — 72.1%
Antero Midstream GP (A)	801,983	$13,545,493
Archrock	1,384,779	17,517,455
Cheniere Energy *	584,086	39,092,876
Cheniere Energy Partners Holdings (A)	193,253	6,124,187
Enbridge^ (A)	1,381,211	47,195,980
Enbridge Energy Management *	896,952	9,731,929
EnLink Midstream	642,942	10,479,955
Kinder Morgan	2,464,307	43,618,234
ONEOK	573,209	37,780,205
Plains GP Holdings, Cl A	941,535	24,272,772
SemGroup, Cl A	852,130	20,621,546
Targa Resources	461,351	25,406,600
TransCanada^	1,121,596	47,779,990
Williams	1,633,250	48,327,867
TOTAL COMMON STOCK
(Cost $382,814,411)		391,495,089

MASTER LIMITED PARTNERSHIPS — 27.4%
Energy — 27.4%
Andeavor Logistics	56,368	2,738,358
Antero Midstream Partners	81,547	2,386,881
Buckeye Partners	136,970	4,829,562
Crestwood Equity Partners	45,132	1,696,963
DCP Midstream	84,646	3,488,262
Dominion Midstream Partners	45,086	739,410
Enable Midstream Partners	81,218	1,264,564
Energy Transfer Partners	1,064,114	23,995,771
EnLink Midstream Partners	147,171	2,619,644
Enterprise Products Partners	864,032	24,711,315
Equities Midstream Partners	83,273	4,759,885
Genesis Energy	100,082	2,394,962
Holly Energy Partners	42,002	1,216,378
Magellan Midstream Partners	213,633	14,580,452
MPLX	269,570	9,561,648
NuStar Energy	81,443	2,254,342
Phillips 66 Partners	50,374	2,592,246
Plains All American Pipeline	412,313	10,769,616
Shell Midstream Partners	115,607	2,586,129
Spectra Energy Partners	76,414	2,900,675
Tallgrass Energy, Cl A (A)	800,516	19,684,688
TC PipeLines	50,517	1,687,268
Valero Energy Partners	18,776	671,993

Schedule of Investments	August 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares/ Face
	Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Western Gas Partners	94,013	4,592,535

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $137,270,235)		148,723,547

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.860%
(Cost $2,062,048)	2,062,048	2,062,048

REPURCHASE AGREEMENTS(B) — 3.2%
BNP Paribas
1.950%, dated 08/31/18, to be repurchased on 09/04/18, repurchase price $8,339,846 (collateralized by U.S. Treasury Obligations, ranging in par value $284,840 - $1,828,253, 2.750%, 2/15/2019, with a total market value of $8,473,029)	$8,338,039	8,338,039
RBC Capital Markets
1.920%, dated 08/31/18, to be repurchased on 09/04/18, repurchase price $9,291,241 (collateralized by U.S. Treasury Obligations, ranging in par value $185,785 - $1,820,685, 2.750%, 02/15/2024, with a total market value of $9,478,872)	9,289,259	9,289,259
TOTAL REPURCHASE AGREEMENTS
(Cost $17,627,298)		17,627,298
TOTAL INVESTMENTS — 103.1%
(Cost $539,773,992)		$559,907,982

Percentages are based on Net Assets of $542,976,587.

*	Non-income producing security.
^	Canadian security listed on New York Stock Exchange and Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at August 31, 2018. The total value of securities on loan at August 31, 2018 was $18,983,192.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2018, was $19,689,346.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2018.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$391,495,089	$—	$—	$391,495,089
Master Limited Partnerships	148,723,547	—	—	148,723,547
Short-Term Investment	2,062,048	—	—	2,062,048
Repurchase Agreements	—	17,627,298	—	17,627,298
Total Investments in Securities	$542,280,684	$17,627,298	$—	$559,907,982

Schedule of Investments	August 31, 2018 (Unaudited)

Global X MLP & Energy Infrastructure ETF

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the period ended August 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — 31.8%
Financials — 22.7%
Apollo Investment	48,256	$267,338
Ares Capital	17,859	311,818
BlackRock Capital Investment	40,269	252,487
BlackRock TCP Capital	17,859	260,206
Hercules Capital	23,382	316,124
Main Street Capital	7,408	298,987
New Mountain Finance	20,922	287,678
PennantPark Floating Rate Capital	20,421	277,726
PennantPark Investment	39,230	305,209
Prospect Capital	44,234	331,754
Solar Capital	13,510	293,843
TPG Specialty Lending	14,077	282,244
		3,485,414
Industrials — 0.8%
Macquarie Infrastructure	2,623	123,386
Utilities — 8.3%
Avangrid	3,856	190,255
CenterPoint Energy	6,228	173,076
Duke Energy	2,175	176,697
Entergy	2,393	200,031
FirstEnergy	6,020	225,027
PPL	4,839	143,912
Southern	3,733	163,431
		1,272,429
TOTAL COMMON STOCK
(Cost $4,931,652)		4,881,229

CLOSED-END FUNDS — 31.8%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	29,259	385,634
BlackRock Income Trust	62,464	360,417
Brookfield Real Assets Income Fund	16,936	395,625
Eaton Vance Risk-Managed Diversified Equity Income Fund	42,336	418,703
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	33,687	404,918
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	26,038	421,034
Morgan Stanley Emerging Markets Domestic Debt Fund	48,932	330,780
Nuveen Mortgage Opportunity Term Fund	16,615	395,271
Stone Harbor Emerging Markets Income Fund	24,895	334,091
Templeton Emerging Markets Income Fund	34,826	347,912
Voya Global Equity Dividend and Premium Opportunity Fund	49,504	367,320
Western Asset Emerging Markets Debt Fund	25,404	344,732
Western Asset Mortgage Defined Opportunity Fund	16,000	360,000

TOTAL CLOSED-END FUNDS
(Cost $4,889,202)		4,866,437

Schedule of Investments	August 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUND — 20.0%
Global X SuperDividend® REIT ETF (A)
(Cost $2,888,084)	194,511	$3,059,658

MASTER LIMITED PARTNERSHIPS — 10.4%
Energy — 7.5%
DCP Midstream	5,485	226,037
Enable Midstream Partners	11,831	184,209
Energy Transfer Partners	10,624	239,570
EnLink Midstream Partners	11,384	202,635
Genesis Energy	7,191	172,081
NuStar Energy	4,794	132,698
		1,157,230
Industrials — 1.8%
Icahn Enterprises	3,533	271,370
Utilities — 1.1%
Suburban Propane Partners	7,306	165,116

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,418,165)		1,593,716

BUSINESS DEVELOPMENT COMPANIES — 5.5%
Financials — 5.5%
Goldman Sachs BDC	12,817	282,102
Golub Capital BDC	15,487	295,802
TCG BDC	15,654	265,961

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $868,930)		843,865

TOTAL INVESTMENTS — 99.5%
(Cost $14,996,033)		$15,244,905

Percentages are based on Net Assets of $15,314,891.

(A) Affiliated investment.

BDC — Business Development Companies

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2018:

Value at 11/30/2017	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 8/31/2018	Dividend Income
Global X SuperDividend® REIT ETF
$2,253,799	$896,902	$(153,007)	$39,827	$22,137	$3,059,658	$171,143

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 100.2%
BERMUDA— 0.8%
Financials — 0.8%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	19,825	$504,526
PartnerRe, 7.250%	11,273	313,728
RenaissanceRe Holdings, 5.375%	10,748	265,261
TOTAL BERMUDA		1,083,515
GERMANY— 1.6%
Financials — 1.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	30,334	777,460
Deutsche Bank Contingent Capital Trust V, 8.050%	52,749	1,374,639
TOTAL GERMANY		2,152,099
NETHERLANDS— 2.6%
Financials — 2.6%
Aegon, 6.500%	66,349	1,708,209
ING Groep, 6.125%	66,113	1,696,719
TOTAL NETHERLANDS		3,404,928
UNITED KINGDOM— 3.5%
Financials — 3.5%
Barclays Bank, Ser 5, 8.125%	100,824	2,665,787
HSBC Holdings, 6.200%	49,709	1,285,475
Royal Bank of Scotland Group, Ser S, 6.600%	25,107	650,271
TOTAL UNITED KINGDOM		4,601,533
UNITED STATES— 91.7%
Energy — 0.9%
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	29,702	708,486
NuStar Logistics, 9.073%, VAR ICE LIBOR USD 3 Month+6.734%	15,823	409,341
Targa Resources Partners, 9.000%, VAR ICE LIBOR USD 1 Month+7.710%(A)	4,685	127,245
		1,245,072
Financials — 59.5%
Allstate, 5.625%	84,074	2,173,879
Apollo Global Management, 6.375%	22,083	562,091
Arch Capital Group, 5.450%	29,884	728,078
Ares Management, 7.000%	11,890	322,695
Argo Group US, 6.500%	5,391	135,961
Assurant, 6.500%	2,758	304,166
Axis Capital Holdings, 5.500%	20,923	522,866
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	231,948	9,639,528
Bank of New York Mellon, 5.200%	21,596	551,778
BB&T, 5.850%	119,491	3,041,009
Capital One Financial, Ser C, 6.250%	132,256	3,409,683

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Carlyle Group, 5.875%	15,324	$366,244
Charles Schwab, 6.000%	51,236	1,332,368
Citigroup, 5.800%	167,195	4,522,996
Citigroup Capital XIII, 8.709%, VAR ICE LIBOR USD 3 Month+6.370%	85,467	2,323,848
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	17,207	477,494
First Republic Bank, 5.125%	14,619	369,914
GMAC Capital Trust I, Ser 2, 8.099%, VAR ICE LIBOR USD 3 Month+5.785%	105,914	2,838,495
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	152,883	3,892,536
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	22,783	647,493
Huntington Bancshares, 6.250%	22,798	601,183
JPMorgan Chase, Ser T, 6.700%	254,691	6,667,998
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	19,025	526,612
KKR, 6.750%	19,025	509,402
Legg Mason, 5.450%	19,121	472,671
MB Financial, 6.000%	7,472	195,019
Merrill Lynch Capital Trust I, 6.450%	39,739	1,035,201
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	23,207	585,745
Morgan Stanley, Ser G, 6.625%	201,340	5,356,221
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	19,589	546,337
New York Community Capital Trust V, 6.000%	2,698	134,711
Northern Trust, 5.850%	15,310	411,533
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	9,261	241,619
PNC Financial Services Group, 5.375%	74,332	2,012,514
Prudential Financial, 5.750%	48,808	1,226,072
Regions Financial, Ser A, 6.375%	38,141	1,000,348
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	30,625	810,181
SLM, 4.041%, VAR ICE LIBOR USD 3 Month+1.700%	3,709	263,339
State Street, 5.250%	95,026	2,485,797
Stifel Financial, 5.200%	8,397	207,994
Sutherland Asset Management, 7.000%‡	4,322	113,237
TCF Financial, 5.700%	6,573	163,668
Torchmark, 6.125%	11,514	296,716
US Bancorp, 4.500%	98,606	2,534,698
Validus Holdings, 5.800%	14,966	378,041
Virtus Investment Partners, 7.250%	1,083	117,354
Webster Financial, 5.250%	5,595	136,854
Wells Fargo, 5.250%	298,547	11,661,962
Wells Fargo Real Estate Investment, 6.375%‡	8,581	222,934
WR Berkley, 5.750%	24,560	607,412

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Zions Bancorporation, 6.300%, VAR ICE LIBOR USD 3 Month+4.240%	5,184	$140,486
		79,826,981
Health Care — 2.3%
Becton Dickinson, 6.125%	47,076	3,091,010
Industrials — 1.7%
Pitney Bowes, 6.700%	16,275	372,046
Rexnord, 5.750%	7,664	472,409
Stanley Black & Decker, 5.750%	35,556	1,495,019
		2,339,474
Information Technology — 0.9%
Belden, 6.750%	4,947	481,343
eBay, 6.000%	28,442	745,465
		1,226,808
Materials — 0.2%
Rayonier Advanced Materials, 8.000%	1,602	229,764
Real Estate — 10.4%
American Homes 4 Rent, 5.875%‡	10,119	251,066
CBL & Associates Properties, Ser D, 7.375%‡	23,854	423,821
Crown Castle International, 6.875%‡	1,570	1,729,826
DDR, 6.375%‡	6,575	167,531
Digital Realty Trust, 6.350%‡	40,114	1,024,593
EPR Properties, 5.750%‡	5,594	135,655
Federal Realty Investment Trust, 5.000%‡	5,612	137,269
Government Properties Income Trust, 5.875%‡	11,897	300,994
Kimco Realty, 5.250%‡	33,218	792,110
National Retail Properties, 5.700%‡	24,279	591,248
PS Business Parks, 5.250%‡	31,730	770,187
Public Storage, 5.375%‡	145,358	3,669,761
QTS Realty Trust, 7.125%‡	3,950	102,068
RLJ Lodging Trust, 1.950%‡	12,347	328,430
Senior Housing Properties Trust, 6.250%‡	22,683	568,691
Spirit Realty Capital, 6.000%‡	6,454	154,573
VEREIT, Ser F, 24020867, 6.700%‡	40,526	1,025,308
Vornado Realty Trust, 5.250%‡	35,303	867,145
Welltower, 6.500%‡	13,616	847,324
		13,887,600
Telecommunication Services — 4.9%
AT&T, 5.350%	50,010	1,252,750
Qwest, Ser 52, 7.000%	174,843	4,235,996
United States Cellular, 7.250%	24,624	637,237
Verizon Communications, 5.900%	19,032	488,361
		6,614,344

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 10.9%
Alabama Power, 5.000%	9,376	$244,526
CMS Energy, 5.625%	7,406	185,150
Dominion Energy, 5.250%	56,809	1,986,286
DTE Energy, 5.375%	39,651	1,336,108
Duke Energy, 5.125%	19,118	483,877
Entergy Arkansas, 4.875%	15,701	385,617
Entergy Louisiana, 4.875%	10,006	244,847
Entergy New Orleans, 5.500%	4,112	108,886
Georgia Power, 5.000%	10,006	244,146
NextEra Energy, 6.123%	28,554	1,630,433
NextEra Energy Capital Holdings, 5.250%	58,014	1,445,804
Pacific Gas & Electric, 6.000%	3,923	99,919
PPL Capital Funding, Ser B, 5.900%	17,218	436,648
SCE Trust II, 5.100%	15,323	371,276
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month+2.990%	10,559	281,609
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	12,465	318,979
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	11,515	297,317
SCE Trust VI, 5.000%	18,178	424,275
Sempra Energy, 6.000%	16,418	1,687,442
Southern, 5.250%	85,420	2,154,800
Tennessee Valley Authority, 3.550%, VAR US Treasury Yield Curve Rate T Note Constant Maturity 30 Year +0.940%	10,017	251,928
		14,619,873
TOTAL UNITED STATES		123,080,926
TOTAL PREFERRED STOCK
(Cost $133,134,189)		134,323,001

TOTAL INVESTMENTS — 100.2%
(Cost $133,134,189)		$134,323,001

Percentages are based on Net Assets of $134,013,904.

‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At August 31, 2018, these securities amounted to $127,245 or 0.1% of net assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

Ser — Series

USD — United States Dollar

VAR —Variable Rate

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Preferred ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 100.0%
Consumer Discretionary — 21.5%
Best Buy	428	$34,051
Carnival	508	31,237
Comcast, Cl A	966	35,733
Foot Locker	526	25,932
Gap	976	29,622
Garmin	502	34,206
Hasbro	344	34,163
Interpublic Group	1,340	31,289
Kohl’s	398	31,486
Macy’s	778	28,436
Nordstrom	590	37,081
Omnicom Group	420	29,114
Royal Caribbean Cruises	300	36,774
Tapestry	670	33,962
Target	398	34,825
VF	370	34,088
Viacom, Cl B	1,110	32,501
		554,500
Consumer Staples — 14.1%
Altria Group	538	31,484
Campbell Soup	910	35,899
Clorox	244	35,375
Conagra Brands	822	30,209
General Mills	722	33,219
Hershey	338	33,975
JM Smucker	302	31,221
Kraft Heinz	530	30,883
Procter & Gamble	402	33,346
Walgreens Boots Alliance	488	33,457
Walmart	368	35,277
		364,345
Energy — 9.3%
Chevron	246	29,141
Exxon Mobil	370	29,663
Helmerich & Payne	474	31,081
Marathon Petroleum	392	32,257
Occidental Petroleum	362	28,913
Phillips 66	266	31,524
Schlumberger	446	28,169
Valero Energy	258	30,413
		241,161
Financials — 10.6%
Ameriprise Financial	218	30,948

Schedule of Investments	August 31, 2018 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Assurant	316	$32,491
BlackRock, Cl A	56	26,827
Chubb	232	31,376
Everest Re Group	134	29,885
SunTrust Banks	440	32,366
T Rowe Price Group	246	28,509
Travelers	236	31,058
Unum Group	788	29,061
		272,521
Health Care — 6.8%
Bristol-Myers Squibb	584	35,361
Eli Lilly	360	38,033
Johnson & Johnson	250	33,673
Merck	496	34,021
Pfizer	846	35,126
		176,214
Industrials — 11.4%
3M	150	31,638
Dover	392	33,661
Eaton	386	32,092
Emerson Electric	424	32,534
Fastenal	586	34,199
Illinois Tool Works	210	29,165
Johnson Controls International	882	33,313
Snap-On	198	35,002
Waste Management	370	33,633
		295,237
Information Technology — 12.2%
Broadcom	120	26,284
CA	854	37,405
Hewlett Packard Enterprise	1,936	32,002
Intel	564	27,315
Juniper Networks	1,110	31,557
KLA-Tencor	272	31,609
Paychex	454	33,256
QUALCOMM	514	35,317
Seagate Technology	554	29,661
Texas Instruments	268	30,123
		314,529
Materials — 4.5%
Air Products & Chemicals	184	30,597
International Paper	528	27,002
LyondellBasell Industries, Cl A	262	29,548

Schedule of Investments	August 31, 2018 (Unaudited)

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock	508	$27,981
		115,128
Real Estate — 7.1%
Duke Realty ‡	1,080	30,769
Host Hotels & Resorts ‡	1,404	30,228
ProLogis ‡	470	31,575
Public Storage ‡	144	30,612
SL Green Realty ‡	314	32,781
Weyerhaeuser ‡	814	28,254
		184,219
Telecommunication Services — 2.5%
AT&T	916	29,257
Verizon Communications	630	34,253
		63,510
TOTAL COMMON STOCK
(Cost $2,502,749)		2,581,364

TOTAL INVESTMENTS — 100.0%
(Cost $2,502,749)		$2,581,364

Percentages are based on Net Assets of $2,581,411.

‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X TargetIncomeTM 5 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 100.0%
Global SuperDividend® U.S. ETF (A)	10,143	$256,009
Global X SuperDividend® ETF (A)	24,046	497,752
Global X U.S. Preferred ETF (A)	10,369	255,700
SPDR Blackstone	10,622	501,996
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	28,334	457,877
Xtrackers USD High Yield Corporate Bond ETF	10,193	507,510

TOTAL INVESTMENTS — 100.0%
(Cost $2,511,304)		$2,476,844

Percentages are based on Net Assets of $2,477,427.

(A)	Affiliated investment.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation/	Realized	Value at	Dividend
11/30/2017	Cost	Sales	Depreciation	Gain/Loss	8/31/18	Income
Global X SuperDividend® U.S. ETF
$-	$255,997	$-	$12	$-	$256,009	$1,370
Global X SuperDividend® ETF
-	501,816	-	(4,064)	-	497,752	3,233
Global X U.S. Preferred ETF
-	253,927	-	1,773	-	255,700	1,202
Totals:
$-	$1,011,740	$-	$(2,279)	$-	$1,009,461	$5,805

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X TargetIncomeTM Plus 2 ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global SuperDividend® U.S. ETF (A)	10,131	$255,706
Global X SuperDividend® ETF (A)	18,013	372,869
Global X U.S. Preferred ETF (A)	15,542	383,266
SPDR Blackstone	10,611	501,476
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	28,307	457,441
Xtrackers USD High Yield Corporate Bond ETF	10,183	507,012

TOTAL INVESTMENTS — 99.9%
(Cost $2,510,303)		$2,477,770

Percentages are based on Net Assets of $2,479,142.

(A)	Affiliated investment.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

USD — U.S. Dollar

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended August 31, 2018:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation/	Realized	Value at	Dividend
11/30/2017	Cost	Sales	Depreciation	Gain/Loss	8/31/18	Income
Global X SuperDividend® U.S. ETF
$-	$255,696	$-	$10	$-	$255,706	$1,370
Global X SuperDividend® ETF
-	375,916	-	(3,047)	-	372,869	2,424
Global X U.S. Preferred ETF
-	380,610	-	2,656	-	383,266	1,802
Totals:
$-	$1,012,222	$-	$(381)	$-	$1,011,841	$5,596

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 7.6%
Bright Horizons Family Solutions *	253	$30,216
Comcast, Cl A	4,117	152,288
Dunkin’ Brands Group	368	26,823
Ford Motor	12,895	122,245
Garmin	345	23,508
Grand Canyon Education *	184	21,922
Kohl’s	1,932	152,840
Macy’s	3,722	136,039
McDonald’s	2,679	434,614
Newell Brands	5,217	113,313
Nexstar Media Group, Cl A	1,817	148,994
Tribune Media, Cl A	16,756	618,129
Viacom, Cl B	4,918	143,999
Walt Disney	230	25,765
Yum! Brands	322	27,979
		2,178,674
Consumer Staples — 10.3%
Archer-Daniels-Midland	6,843	344,887
Bunge	322	20,923
Coca-Cola	6,390	284,802
Costco Wholesale	230	53,620
Hershey	230	23,120
JM Smucker	1,288	133,153
Keurig Dr Pepper	9,679	220,681
Kraft Heinz	2,277	132,681
Molson Coors Brewing, Cl B	2,185	145,827
PepsiCo	3,759	421,046
Procter & Gamble	4,163	345,321
Sysco	6,049	452,586
Walmart	4,114	394,368
		2,973,015
Energy — 4.7%
Baker Hughes a GE	4,301	141,804
Chevron	184	21,796
Exxon Mobil	5,246	420,572
Helmerich & Payne	2,300	150,811
HollyFrontier	1,955	145,686
PBF Energy, Cl A	3,266	169,571
Valero Energy	1,311	154,541
Williams	5,056	149,607
		1,354,388
Financials — 26.0%
Aflac	3,772	174,417

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
AGNC Investment ‡	30,217	$574,727
Allstate	230	23,131
Ally Financial	5,010	134,669
Annaly Capital Management ‡	54,880	582,826
Aon	161	23,435
Assurant	1,288	132,432
Assured Guaranty	3,841	156,482
Athene Holding, Cl A *	3,128	155,337
BankUnited	3,473	134,718
Cboe Global Markets	207	20,866
Chimera Investment ‡	7,448	138,756
Citizens Financial Group	3,423	140,891
CME Group, Cl A	138	24,113
CNO Financial Group	7,034	152,005
Fifth Third Bancorp	4,642	136,614
First Horizon National	8,230	151,597
FNB	10,438	140,391
Invesco	5,359	129,152
Legg Mason	4,182	130,479
Lincoln National	2,114	138,636
Loews	2,802	140,969
Markel *	20	24,176
Marsh & McLennan	276	23,358
MetLife	3,124	143,360
MFA Financial ‡	73,621	563,937
Navient	10,112	137,928
New Residential Investment ‡	7,632	141,726
New York Community Bancorp	12,182	131,200
Old Republic International	6,873	152,443
PacWest Bancorp	2,760	139,353
People’s United Financial	7,655	141,694
Principal Financial Group	2,507	138,361
Progressive	529	35,723
Prudential Financial	1,428	140,301
Reinsurance Group of America, Cl A	989	141,279
Starwood Property Trust ‡	25,837	569,189
Synchrony Financial	4,205	133,172
Torchmark	1,633	143,573
Umpqua Holdings	6,026	128,956
United Bankshares	3,956	155,866
Unum Group	3,676	135,571
Wells Fargo	2,484	145,264
White Mountains Insurance Group	472	437,992

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
WR Berkley	506	$39,600
		7,480,665
Health Care — 7.9%
Aetna	1,777	355,880
Becton Dickinson	105	27,496
Cooper	86	21,997
Danaher	253	26,196
Eli Lilly	285	30,110
Humana	1,357	452,234
Johnson & Johnson	3,381	455,387
Merck	483	33,129
Pfizer	9,434	391,700
Stryker	115	19,484
UnitedHealth Group	1,691	453,966
		2,267,579
Industrials — 13.5%
Air Lease, Cl A	3,197	147,733
BWX Technologies	414	25,387
CH Robinson Worldwide	276	26,518
Cintas	119	25,391
Eaton	1,794	149,153
Expeditors International of Washington	345	25,282
General Dynamics	220	42,548
Honeywell International	172	27,358
JetBlue Airways *	7,015	133,846
Lockheed Martin	1,350	432,554
Macquarie Infrastructure	3,128	147,141
Norfolk Southern	874	151,936
Northrop Grumman	1,334	398,186
Raytheon	2,139	426,602
Republic Services, Cl A	6,302	462,315
Rockwell Collins	3,131	425,659
Rollins	667	40,073
Ryder System	1,863	143,153
Trinity Industries	4,021	144,113
United Parcel Service, Cl B	207	25,436
Waste Management	5,220	474,498
		3,874,882
Information Technology — 7.0%
Accenture, Cl A	138	23,332
Amdocs	575	37,536
Apple	119	27,088
Automatic Data Processing	184	27,002

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Broadridge Financial Solutions	184	$24,866
Fidelity National Information Services	3,958	428,137
Fiserv *	437	34,991
Genpact	713	21,846
Hewlett Packard Enterprise	8,805	145,547
International Business Machines	161	23,583
Jack Henry & Associates	3,177	503,364
Motorola Solutions	2,415	309,989
Paychex	5,310	388,957
		1,996,238
Materials — 2.8%
AptarGroup	230	24,083
Bemis	506	24,936
Ecolab	184	27,688
International Paper	2,645	135,265
LyondellBasell Industries, Cl A	1,288	145,261
Olin	4,780	146,889
Reliance Steel & Aluminum	1,518	133,417
Royal Gold	253	19,294
Sonoco Products	414	23,201
Westrock	2,438	134,285
		814,319
Real Estate — 10.9%
Alexandria Real Estate Equities ‡	161	20,664
Apple Hospitality ‡	7,793	137,546
AvalonBay Communities ‡	142	26,027
Brixmor Property Group ‡	8,138	148,274
Colony Capital ‡	23,563	144,441
EPR Properties ‡	2,139	150,115
Equity Commonwealth ‡ *	1,012	32,445
Equity LifeStyle Properties ‡	782	75,760
Equity Residential ‡	391	26,490
Essex Property Trust ‡	105	25,859
Gaming and Leisure Properties ‡	3,883	138,973
Gramercy Property Trust ‡	5,125	140,169
Hospitality Properties Trust ‡	4,876	141,355
Kimco Realty ‡	8,460	144,751
LaSalle Hotel Properties ‡	4,048	142,125
Medical Properties Trust ‡	9,974	150,109
Omega Healthcare Investors ‡	4,619	152,658
Paramount Group ‡	9,173	145,667
Park Hotels & Resorts ‡	4,504	150,659
Realogy Holdings	6,049	129,388
RLJ Lodging Trust ‡	6,206	135,974

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Sabra Health Care ‡	6,394	$150,771
Senior Housing Properties Trust ‡	7,862	150,243
Spirit Realty Capital ‡	17,173	143,738
Sun Communities ‡	299	30,851
VEREIT ‡	18,898	147,782
Welltower ‡	2,273	151,632
		3,134,466
Telecommunication Services — 2.9%
AT&T	5,148	164,427
CenturyLink	7,195	153,685
Sprint *	25,219	154,088
Telephone & Data Systems	5,654	169,846
Verizon Communications	3,243	176,322
Zayo Group Holdings *	575	19,930
		838,298
Utilities — 6.3%
Alliant Energy	506	21,677
Ameren	345	21,814
American Electric Power	299	21,447
Avista	8,598	441,163
CenterPoint Energy	5,079	141,145
CMS Energy	552	27,181
Consolidated Edison	2,048	161,649
DTE Energy	230	25,562
Duke Energy	2,829	229,828
Exelon	3,354	146,603
Hawaiian Electric Industries	621	21,903
NextEra Energy	151	25,685
OGE Energy	3,956	145,700
PG&E *	3,331	153,826
PPL	5,792	172,254
Southern	782	34,236
Vectren	299	21,289
		1,812,962
TOTAL COMMON STOCK
(Cost $28,812,636)		28,725,486

TOTAL INVESTMENTS — 99.9%
(Cost $28,812,636)		$28,725,486

Percentages are based on Net Assets of $28,750,663.

*	Non-income producing security.
‡	Real Estate Investment Trust

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Adaptive U.S. Factor ETF

Cl — Class

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-1300

Schedule of Investments	August 31, 2018 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 8.2%
Information Technology — 8.2%
Afterpay Touch Group *	620,890	$8,140,891
IRESS	493,210	4,793,918
MYOB Group	1,707,550	3,655,313
Xero *	395,828	14,619,477
TOTAL AUSTRALIA		31,209,599
CANADA— 0.3%
Information Technology — 0.3%
Hive Blockchain Technologies *	1,821,629	1,145,547
CHINA— 0.8%
Financials — 0.8%
Yirendai ADR	172,853	3,133,825
DENMARK— 2.9%
Information Technology — 2.9%
SimCorp	116,057	11,003,282
GERMANY— 8.0%
Financials — 1.0%
Hypoport *	17,631	3,864,756
Information Technology — 7.0%
GFT Technologies	75,172	1,215,724
Wirecard	115,428	25,691,554
		26,907,278
TOTAL GERMANY		30,772,034
HONG KONG— 1.2%
Financials — 1.2%
Chong Sing Holdings FinTech Gr *	64,279,900	4,504,318
JAPAN— 0.2%
Information Technology — 0.2%
Metaps *	38,280	895,507
NEW ZEALAND— 0.5%
Information Technology — 0.5%
Pushpay Holdings *	779,500	1,996,384
SWITZERLAND— 7.1%
Financials — 0.8%
Leonteq *	53,383	2,920,030
Information Technology — 6.3%
Temenos	131,469	23,789,759
TOTAL SWITZERLAND		26,709,789

Schedule of Investments	August 31, 2018 (Unaudited)

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.6%
Information Technology — 1.6%
Alfa Financial Software Holdings *	852,710	$1,850,874
First Derivatives	73,282	4,038,520
TOTAL UNITED KINGDOM		5,889,394
UNITED STATES— 69.0%
Financials — 6.7%
Blucora *	134,178	4,857,243
LendingClub *	1,195,573	4,316,019
LendingTree *	35,608	9,021,287
On Deck Capital *	210,672	1,731,724
Virtu Financial, Cl A	260,902	5,687,663
		25,613,936
Health Care — 4.4%
HealthEquity *	176,996	16,674,793
Information Technology — 57.9%
Black Knight *	306,702	16,377,887
Bottomline Technologies *	116,360	7,676,269
Ellie Mae *	97,967	10,322,783
Envestnet *	128,949	8,149,577
Fidelity National Information Services	183,163	19,812,742
First Data, Cl A *	739,899	19,030,202
Fiserv *	259,573	20,784,010
Guidewire Software *	181,300	18,233,341
Intuit	93,756	20,576,629
Mitek Systems *	110,735	802,829
Pagseguro Digital, Cl A *	351,163	10,145,099
PayPal Holdings *	228,807	21,125,750
Square, Cl A *	293,161	25,985,792
SS&C Technologies Holdings	360,859	21,413,373
		220,436,283
TOTAL UNITED STATES		262,725,012
TOTAL COMMON STOCK
(Cost $329,293,994)		379,984,691
TOTAL INVESTMENTS — 99.8%
(Cost $329,293,994)		$379,984,691

Percentages are based on Net Assets of $380,723,590.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	August 31, 2018 (Unaudited)

Global X FinTech ETF

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.3%
Information Technology — 0.3%
Xero *	4,305	$159,001
CANADA— 1.8%
Financials — 1.1%
Thomson Reuters	11,365	505,867
Information Technology — 0.7%
Open Text	8,548	335,509
TOTAL CANADA		841,376
CHINA— 5.6%
Financials — 0.2%
Qudian ADR *	17,958	106,850
Information Technology — 5.4%
Alibaba Group Holding ADR *	7,680	1,344,077
Baidu ADR *	5,495	1,244,508
		2,588,585
TOTAL CHINA		2,695,435
GERMANY— 3.8%
Industrials — 2.8%
Siemens	10,455	1,362,162
Information Technology — 1.0%
Software	2,978	147,258
United Internet	6,425	338,787
		486,045
TOTAL GERMANY		1,848,207
HONG KONG— 2.7%
Information Technology — 2.7%
Tencent Holdings	30,330	1,313,840
SOUTH KOREA— 1.0%
Information Technology — 1.0%
SK Hynix	6,534	487,196
TAIWAN— 0.9%
Information Technology — 0.9%
Global Unichip	13,980	142,463
Phison Electronics	17,890	147,943
Winbond Electronics	230,700	129,565
TOTAL TAIWAN		419,971
UNITED KINGDOM— 1.5%
Industrials — 1.5%
Experian	28,944	722,302

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 82.2%
Consumer Discretionary — 6.3%
Amazon.com *	797	$1,604,130
Netflix *	3,961	1,456,380
		3,060,510
Health Care — 0.4%
athenahealth *	1,271	195,607
Industrials — 7.2%
Dun & Bradstreet	1,168	166,930
Lockheed Martin	1,492	478,052
Nielsen Holdings	11,222	291,772
Northrop Grumman	1,501	448,033
Raytheon	7,300	1,455,912
Verisk Analytics, Cl A *	5,209	620,340
		3,461,039
Information Technology — 68.3%
Adobe Systems *	5,512	1,452,467
Advanced Micro Devices *	30,538	768,641
Alphabet, Cl A *	1,189	1,464,610
Autodesk *	3,571	551,184
Blackbaud	1,528	159,783
CA	13,176	577,109
Convergys	5,709	141,184
CoreLogic *	2,601	132,235
Cornerstone OnDemand *	2,638	149,205
Cypress Semiconductor	11,257	193,733
Dell Technologies, Cl V *	6,284	604,332
DXC Technology	8,961	816,258
eBay *	31,227	1,080,766
Envestnet *	2,322	146,750
Facebook, Cl A *	6,785	1,192,328
Fair Isaac *	942	217,583
FireEye *	8,378	139,075
First Data, Cl A *	15,268	392,693
Genpact	5,988	183,472
Hewlett Packard Enterprise	47,763	789,522
Hortonworks *	7,487	167,110
HubSpot *	1,229	176,607
Intel	27,341	1,324,125
International Business Machines	9,862	1,444,586
Juniper Networks	11,001	312,758
LogMeIn	1,642	141,130
Micron Technology *	8,932	469,109

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	13,304	$1,494,438
NetApp	5,846	507,491
Nuance Communications *	9,260	151,123
NVIDIA	5,761	1,616,997
Oracle	29,517	1,433,936
Palo Alto Networks *	2,250	520,088
Pegasystems	2,467	157,148
Perspecta	6,191	144,003
PTC *	3,646	364,381
Pure Storage, Cl A *	5,980	160,503
QUALCOMM	24,312	1,670,477
salesforce.com *	9,737	1,486,645
Seagate Technology	9,051	484,591
ServiceNow *	5,575	1,094,707
Shopify, Cl A *	2,932	427,104
Snap, Cl A *	30,121	328,319
Splunk *	4,574	586,158
Symantec	19,592	394,975
Synopsys *	4,701	480,160
Tableau Software, Cl A *	2,140	239,380
Teradata *	3,798	157,503
Trade Desk, Cl A *	1,494	211,969
Twilio, Cl A *	2,253	181,727
Twitter *	23,743	835,279
Verint Systems *	2,986	144,970
VMware, Cl A *	3,180	487,367
Wix.com *	1,473	163,650
Workday, Cl A *	4,609	712,275
Xilinx	7,945	618,359
Yelp, Cl A *	3,684	173,590
Zebra Technologies, Cl A *	1,678	288,180
Zendesk *	3,292	226,786
		33,132,634
TOTAL UNITED STATES		39,849,790
TOTAL COMMON STOCK
(Cost $46,527,146)		48,337,118
TOTAL INVESTMENTS — 99.8%
(Cost $46,527,146)		$48,337,118

Percentages are based on Net Assets of $48,419,945.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Future Analytics Tech ETF

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRIA— 4.8%
Information Technology — 4.8%
AMS	64,619	$5,130,231
CANADA— 0.5%
Information Technology — 0.5%
Sierra Wireless *	27,170	512,791
FRANCE— 3.9%
Industrials — 3.9%
Legrand	27,856	2,103,428
Schneider Electric	24,485	2,001,008
TOTAL FRANCE		4,104,436
ITALY— 1.6%
Information Technology — 1.6%
Datalogic	44,499	1,661,956
JAPAN— 0.8%
Information Technology — 0.8%
JIG-SAW *	10,026	311,490
Nippon Ceramic	20,620	554,714
TOTAL JAPAN		866,204
NORWAY— 0.8%
Information Technology — 0.8%
Nordic Semiconductor *	136,512	837,417
SWEDEN— 0.4%
Information Technology — 0.4%
Fingerprint Cards, Cl B *	370,250	429,560
SWITZERLAND— 8.6%
Industrials — 2.1%
ABB	92,232	2,179,197
Information Technology — 6.5%
Landis+Gyr Group *	22,478	1,592,124
STMicroelectronics	256,869	5,291,415
		6,883,539
TOTAL SWITZERLAND		9,062,736
TAIWAN— 5.5%
Information Technology — 5.5%
Advantech	531,843	3,618,922
eMemory Technology	57,562	592,206
MediaTek	196,400	1,608,159
TOTAL TAIWAN		5,819,287

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 1.0%
Information Technology — 1.0%
Spirent Communications	463,875	$712,652
Telit Communications *	151,030	312,904
TOTAL UNITED KINGDOM		1,025,556
UNITED STATES— 71.9%
Consumer Discretionary — 6.8%
Garmin	101,652	6,926,567
Vuzix *	43,209	280,859
		7,207,426
Health Care — 8.7%
DexCom *	61,267	8,845,729
Senseonics Holdings *	103,785	423,443
		9,269,172
Industrials — 19.1%
ADT	574,627	5,142,912
Emerson Electric	29,272	2,246,041
Honeywell International	14,168	2,253,562
Johnson Controls International	59,416	2,244,142
Rockwell Automation	12,049	2,180,387
Sensata Technologies Holding *	117,890	6,242,275
		20,309,319
Information Technology — 36.7%
Alarm.com Holdings *	35,968	2,024,639
Ambarella *	25,743	986,214
Analog Devices	20,423	2,018,814
Badger Meter	22,351	1,228,187
Belden	31,160	2,265,955
Cisco Systems	46,934	2,242,037
Cypress Semiconductor	274,504	4,724,214
Fitbit, Cl A *	159,543	960,449
Impinj *	16,078	345,355
Intel	38,806	1,879,375
InterDigital	26,459	2,185,513
International Business Machines	14,341	2,100,670
Itron *	29,831	1,980,778
NETGEAR *	23,999	1,700,329
QUALCOMM	34,775	2,389,390
Rambus *	81,660	997,885
Silicon Laboratories *	33,119	3,245,662
Skyworks Solutions	61,822	5,644,349
		38,919,815

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Telecommunication Services — 0.6%
ORBCOMM *	59,378	$640,689
TOTAL UNITED STATES		76,346,421
TOTAL COMMON STOCK
(Cost $94,161,958)		105,796,595
TOTAL INVESTMENTS — 99.8%
(Cost $94,161,958)		$105,796,595

Percentages are based on Net Assets of $106,008,761.

*	Non-income producing security.

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 3.8%
Industrials — 3.8%
ATS Automation Tooling Systems *	2,360,710	$40,046,708
Maxar Technologies (A)	1,418,038	43,989,138
TOTAL CANADA		84,035,846
FINLAND— 3.0%
Industrials — 3.0%
Cargotec, Cl B	1,388,205	67,384,829
GERMANY— 1.7%
Information Technology — 1.7%
Isra Vision	549,513	38,297,376
ISRAEL— 1.3%
Health Care — 1.3%
Mazor Robotics ADR * (A)	607,396	29,027,455
JAPAN— 42.2%
Health Care — 1.2%
CYBERDYNE * (A)	3,449,884	27,223,236
Industrials — 25.4%
Daifuku	2,075,806	108,016,419
FANUC	701,111	137,680,408
Hirata (A)	269,387	20,917,365
Idec	832,600	17,457,681
Mitsubishi Electric	10,869,337	147,035,266
Nachi-Fujikoshi	626,000	30,429,183
SMC	256,451	85,502,940
Toshiba Machine	3,744,761	17,594,990
		564,634,252
Information Technology — 15.6%
Keyence	239,215	135,674,180
Omron	1,986,154	89,111,387
PKSHA Technology * (A)	329,860	34,924,078
Yaskawa Electric (A)	2,614,769	87,956,787
		347,666,432
TOTAL JAPAN		939,523,920
SOUTH KOREA— 1.2%
Consumer Discretionary — 0.3%
Yujin Robot * (A)	1,491,541	6,713,040
Industrials — 0.3%
DST ROBOT * (A)	4,626,316	6,753,594

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.6%
Robostar (A)	223,370	$6,642,004
Selvas AI * (A)	1,466,800	7,524,079
		14,166,083
TOTAL SOUTH KOREA		27,632,717
SWITZERLAND— 10.0%
Health Care — 3.2%
Tecan Group	295,815	70,841,437
Industrials — 6.8%
ABB	6,496,183	153,487,521
TOTAL SWITZERLAND		224,328,958
UNITED KINGDOM— 4.2%
Information Technology — 4.2%
Renishaw	1,329,627	94,358,619
UNITED STATES— 32.4%
Consumer Discretionary — 3.6%
iRobot * (A)	699,273	79,367,485
Energy — 1.6%
Helix Energy Solutions Group *	3,717,846	34,799,039
Health Care — 9.1%
Accuray *	2,128,392	8,513,568
Intuitive Surgical *	296,181	165,861,360
TransEnterix * (A)	5,115,756	29,671,385
		204,046,313
Industrials — 6.5%
Aerovironment *	600,643	52,832,559
John Bean Technologies	798,439	94,455,334
		147,287,893
Information Technology — 11.6%
Brooks Automation	1,774,173	69,920,158
FARO Technologies *	425,062	28,989,228
NVIDIA	559,038	156,910,786
Veritone * (A)	404,253	4,220,401
		260,040,573
TOTAL UNITED STATES		725,541,303
TOTAL COMMON STOCK
(Cost $2,256,705,506)		2,230,131,023

SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.860%
(Cost $25,547,170)	25,547,170	25,547,170

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Robotics & Artificial Intelligence ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 9.8%
BNP Paribas
1.950%, dated 08/31/18, to be repurchased on 09/04/18, repurchase price $103,324,196 (collateralized by U.S. Treasury Obligations, ranging in par value $3,528,951 - $22,650,633, 2.750%, 2/15/2019, with a total market value of $104,974,232)	$103,301,814	$103,301,814
RBC Capital Markets
1.920%, dated 08/31/18, to be repurchased on 09/04/18, repurchase price $115,111,243 (collateralized by U.S. Treasury Obligations, ranging in par value $2,301,734 - $22,556,991, 2.750%, 02/15/2024, with a total market value of $117,435,840)	115,086,691	115,086,691
TOTAL REPURCHASE AGREEMENTS
(Cost $218,388,505)		218,388,505
TOTAL INVESTMENTS — 110.7%
(Cost $2,500,641,181)		$2,474,066,698

Percentages are based on Net Assets of $2,235,664,124.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at August 31, 2018. The total value of securities on loan at August 31, 2018 was $233,452,573.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2018, was $243,935,675.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of August 31, 2018.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,230,131,023	$—	$—	$2,230,131,023
Short-Term Investment	25,547,170	—	—	25,547,170
Repurchase Agreements	—	218,388,505	—	218,388,505
Total Investments in Securities	$2,255,678,193	$218,388,505	$—	$2,474,066,698

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended August 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — 98.6%
AUSTRALIA— 1.1%
Materials — 1.1%
Mineral Resources	15,051	$165,233
Pilbara Minerals *	218,411	127,154
TOTAL AUSTRALIA		292,387
BELGIUM— 0.9%
Materials — 0.9%
Umicore	3,958	221,230
CANADA— 1.8%
Materials — 1.8%
Lithium Americas *	32,519	154,621
Nemaska Lithium *	265,076	162,629
Orocobre *	41,076	128,210
TOTAL CANADA		445,460
CHINA— 3.3%
Consumer Discretionary — 0.7%
BYD, Cl H	31,200	185,438
Information Technology — 2.0%
Baidu ADR *	2,198	497,803
Materials — 0.6%
China Molybdenum, Cl H	364,672	149,606
TOTAL CHINA		832,847
FRANCE— 1.7%
Consumer Discretionary — 1.7%
Faurecia	2,748	168,753
Renault	2,998	258,821
TOTAL FRANCE		427,574
GERMANY— 4.3%
Consumer Discretionary — 4.3%
Bayerische Motoren Werke	3,600	349,369
Continental	1,323	243,287
Daimler	7,813	506,334
TOTAL GERMANY		1,098,990
ITALY— 1.9%
Consumer Discretionary — 1.0%
Fiat Chrysler Automobiles *	14,704	249,093
Information Technology — 0.9%
STMicroelectronics	11,191	230,400
TOTAL ITALY		479,493

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
JAPAN— 7.6%
Consumer Discretionary — 7.6%
Denso	5,812	$280,680
Honda Motor	14,096	418,488
Mazda Motor	17,244	200,378
Nissan Motor	30,104	282,348
Toyota Motor	11,720	732,467
TOTAL JAPAN		1,914,361
NETHERLANDS— 1.3%
Information Technology — 1.3%
NXP Semiconductors *	3,540	329,716
SOUTH KOREA— 7.0%
Consumer Discretionary — 1.8%
Hyundai Motor	2,318	260,297
LG Electronics	3,011	207,739
		468,036
Information Technology — 4.1%
Samsung Electronics	18,360	799,122
Samsung SDI	1,102	233,636
		1,032,758
Materials — 1.1%
LG Chemical	814	267,640
TOTAL SOUTH KOREA		1,768,434
UNITED KINGDOM— 0.8%
Materials — 0.8%
Johnson Matthey	4,536	206,112
UNITED STATES— 66.9%
Consumer Discretionary — 11.5%
Aptiv *	3,275	288,233
Autoliv	2,072	184,594
BorgWarner	4,884	213,773
Dana	8,817	172,549
Delphi Technologies	4,280	150,784
Ford Motor	37,439	354,922
General Motors	11,682	421,136
Harley-Davidson	4,829	205,812
Lear	1,277	207,129
Modine Manufacturing *	9,664	162,838
Tesla *	1,242	374,662
Visteon *	1,441	159,072
		2,895,504

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 13.0%
Allison Transmission Holdings	4,763	$236,531
EnerSys	2,388	198,180
General Electric	54,622	706,809
Honeywell International	5,146	818,523
Hyster-Yale Materials Handling	2,639	162,826
ITT	3,646	215,515
Johnson Controls International	10,003	377,813
Plug Power *	82,464	162,454
Regal Beloit	2,268	189,832
WABCO Holdings *	1,679	206,651
		3,275,134
Information Technology — 38.0%
Advanced Micro Devices *	15,406	387,769
Alphabet, Cl A *	628	773,570
Ambarella *	4,565	174,885
Apple	3,964	902,325
Cisco Systems	18,161	867,551
Cree *	4,221	203,072
Cypress Semiconductor	12,107	208,361
HP	16,190	399,084
Intel	14,530	703,688
Maxim Integrated Products	4,327	261,654
Micron Technology *	9,277	487,228
Microsoft	7,195	808,214
NVIDIA	3,041	853,548
ON Semiconductor *	9,491	202,538
QUALCOMM	11,296	776,148
Rogers *	1,523	210,281
TE Connectivity	3,806	348,934
Texas Instruments	6,589	740,604
Xilinx	3,885	302,370
		9,611,824
Materials — 4.4%
Albemarle	2,371	226,478
Alcoa *	4,578	204,499
Carpenter Technology	3,209	191,481
FMC	2,646	226,101
Freeport-McMoRan Copper & Gold	18,143	254,909
		1,103,468
TOTAL UNITED STATES		16,885,930
TOTAL COMMON STOCK
(Cost $25,496,034)		24,902,534

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
PREFERRED STOCK — 1.3%
GERMANY— 1.3%
Consumer Discretionary — 1.3%
Volkswagen (A)
(Cost $439,298)	2,035	$333,469
TOTAL INVESTMENTS — 99.9%
(Cost $25,935,332)		$25,236,003

Percentages are based on Net Assets of $25,254,047.

*	Non-income producing security.
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 1.0%
Consumer Staples — 1.0%
Blackmores	560	$66,565
CANADA— 3.0%
Consumer Discretionary — 2.7%
Gildan Activewear	6,390	188,473
Consumer Staples — 0.3%
Jamieson Wellness	988	19,632
TOTAL CANADA		208,105
CHINA— 4.3%
Consumer Discretionary — 3.7%
ANTA Sports Products	32,341	176,149
Li Ning *	70,957	74,854
		251,003
Health Care — 0.6%
iKang Healthcare Group ADR *	2,203	43,289
TOTAL CHINA		294,292
FINLAND— 1.8%
Consumer Discretionary — 1.8%
Amer Sports	3,827	128,904
FRANCE— 2.7%
Consumer Staples — 2.7%
Danone	2,362	186,380
GERMANY— 5.5%
Consumer Discretionary — 5.5%
adidas	729	182,275
Puma *	354	194,406
TOTAL GERMANY		376,681
HONG KONG— 2.1%
Consumer Discretionary — 2.1%
Yue Yuen Industrial Holdings	52,209	144,676
IRELAND— 2.3%
Consumer Staples — 2.3%
Glanbia	9,481	160,282
ITALY— 1.0%
Consumer Discretionary — 1.0%
Technogym	6,582	65,707
JAPAN— 14.2%
Consumer Discretionary — 8.9%
ABC-Mart	2,696	147,340
Asics	6,539	98,010

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Descente	1,170	$23,044
Goldwin	778	54,025
Shimano	1,392	215,168
Tosho	1,244	48,409
Xebio Holdings	1,003	14,608
Yonex	3,591	21,763
		622,367
Consumer Staples — 4.1%
Ariake Japan	1,071	96,587
Yakult Honsha	2,567	182,885
		279,472
Health Care — 1.2%
Tsumura	2,523	86,348
TOTAL JAPAN		988,187
NETHERLANDS— 1.4%
Consumer Discretionary — 0.9%
Basic-Fit *	1,780	63,270
Consumer Staples — 0.5%
Wessanen	2,506	33,385
TOTAL NETHERLANDS		96,655
SOUTH KOREA— 1.4%
Consumer Discretionary — 1.4%
Fila Korea	2,015	75,575
Youngone	729	22,692
TOTAL SOUTH KOREA		98,267
TAIWAN— 5.7%
Consumer Discretionary — 5.0%
Feng TAY Enterprise	21,944	132,886
Giant Manufacturing	12,226	52,741
Merida Industry	9,688	46,524
Pou Chen	96,786	106,665
		338,816
Consumer Staples — 0.7%
Standard Foods	29,775	50,409
TOTAL TAIWAN		389,225
UNITED KINGDOM— 4.6%
Consumer Discretionary — 4.5%
JD Sports Fashion	31,947	210,937
Sports Direct International *	17,597	87,301
		298,238

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.1%
Glanbia ^	210	$3,550
TOTAL UNITED KINGDOM		301,788
UNITED STATES— 48.7%
Consumer Discretionary — 25.9%
Columbia Sportswear	2,298	208,429
Dick's Sporting Goods	2,629	98,430
Foot Locker	3,876	191,087
Hibbett Sports *	660	13,563
Lululemon Athletica *	2,051	317,762
Nautilus *	1,367	20,027
NIKE, Cl B	2,786	229,010
Nutrisystem	646	23,902
Planet Fitness, Cl A *	2,873	147,586
Under Armour, Cl A *	6,084	124,418
VF	2,434	224,244
Weight Watchers International *	2,174	162,833
Zumiez *	748	23,300
		1,784,591
Consumer Staples — 14.5%
Calavo Growers	570	60,335
Cal-Maine Foods	1,445	71,455
Hain Celestial Group *	3,414	97,504
Herbalife Nutrition *	3,726	210,853
Medifast	194	44,378
Nu Skin Enterprises, Cl A	1,732	137,867
Sanderson Farms	752	79,532
Sprouts Farmers Market *	4,359	115,383
SunOpta *	2,572	19,676
United Natural Foods *	1,640	58,236
USANA Health Sciences *	787	103,845
		999,064
Health Care — 7.2%
DexCom *	2,600	375,388
Prestige Consumer Healthcare *	1,749	67,337
Tivity Health *	1,293	44,479
		487,204
Information Technology — 1.1%
Fitbit, Cl A *	3,494	21,034
MINDBODY, Cl A *	1,420	52,682
		73,716

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Health & Wellness Thematic ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$3,344,575
TOTAL COMMON STOCK
(Cost $5,997,834)	6,850,289
TOTAL INVESTMENTS — 99.7%
(Cost $5,997,834)	$6,850,289

Percentages are based on Net Assets of $6,867,551.

^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.0%
Health Care — 1.0%
Cochlear	882	$137,657
Regis Healthcare	14,963	37,874
TOTAL AUSTRALIA		175,531
BELGIUM— 1.7%
Health Care — 1.7%
UCB	3,005	275,369
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	3,638	42,129
CHINA— 1.1%
Health Care — 1.1%
BeiGene ADR *	830	147,350
Luye Pharma Group (A)	38,347	36,105
TOTAL CHINA		183,455
DENMARK— 6.4%
Health Care — 6.4%
Genmab *	933	161,771
GN Store Nord	2,222	115,511
H Lundbeck	3,053	179,532
Novo Nordisk, Cl B	8,907	437,524
William Demant Holding *	3,973	161,956
TOTAL DENMARK		1,056,294
FRANCE— 2.1%
Health Care — 2.1%
BioMerieux	1,817	160,035
Korian	1,307	44,343
Orpea	1,002	135,818
TOTAL FRANCE		340,196
GERMANY— 2.6%
Health Care — 2.6%
Fresenius Medical Care & KGaA	4,364	443,061
ITALY— 0.3%
Health Care — 0.3%
Amplifon	2,285	49,290
JAPAN— 6.1%
Health Care — 6.1%
Chugai Pharmaceutical	8,546	496,336
Kissei Pharmaceutical	1,593	47,193
Miraca Holdings	1,142	31,618

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mochida Pharmaceutical	621	$48,107
Nipro	3,075	41,153
Terumo	5,858	323,845
Toho Holdings	1,913	50,497
TOTAL JAPAN		1,038,749
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	5,514	51,549
SOUTH KOREA— 2.6%
Health Care — 2.6%
Celltrion *	1,593	386,390
ViroMed *	206	43,878
TOTAL SOUTH KOREA		430,268
SWEDEN— 0.6%
Health Care — 0.6%
Attendo	4,647	43,080
Elekta, Cl B	4,146	54,250
TOTAL SWEDEN		97,330
SWITZERLAND— 2.6%
Health Care — 2.6%
Sonova Holding *	998	189,776
Straumann Holding	243	194,104
Ypsomed Holding	297	45,451
TOTAL SWITZERLAND		429,331
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	6,834	31,928
UNITED KINGDOM— 1.6%
Consumer Discretionary — 0.2%
McCarthy & Stone	23,047	33,370
Health Care — 1.4%
Smith & Nephew	13,414	236,678
TOTAL UNITED KINGDOM		270,048
UNITED STATES— 70.3%
Health Care — 62.9%
AbbVie	4,825	463,104
ABIOMED *	679	276,068
ACADIA Pharmaceuticals *	2,267	32,237
Agios Pharmaceuticals *	847	68,370
Align Technology *	1,236	477,702
Alkermes *	2,358	105,733

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Amedisys *	662	$82,757
Amgen	2,598	519,106
Array BioPharma *	2,809	43,736
Becton Dickinson	1,989	520,859
Biogen Idec *	1,661	587,146
Bluebird Bio *	761	128,076
Blueprint Medicines *	663	50,832
Boston Scientific *	15,740	559,715
Brookdale Senior Living *	6,740	66,861
Celgene *	4,953	467,811
Clovis Oncology *	713	25,490
DaVita *	2,792	193,458
DENTSPLY SIRONA	3,522	140,598
DexCom *	1,322	190,870
Diplomat Pharmacy *	2,209	45,638
Edwards Lifesciences *	3,191	460,270
Ensign Group	1,581	61,770
Exact Sciences *	1,838	137,648
Exelixis *	4,504	84,630
FibroGen *	897	54,852
Glaukos *	1,426	97,496
Halozyme Therapeutics *	2,232	41,091
Incyte *	3,248	240,060
Inogen *	318	84,241
Insulet *	916	95,511
Integer Holdings *	769	61,443
Integra LifeSciences Holdings *	1,199	71,305
Ionis Pharmaceuticals *	1,908	87,177
Lexicon Pharmaceuticals *	5,224	60,442
LivaNova *	509	63,905
Loxo Oncology *	346	58,467
Medtronic	5,566	536,619
Merit Medical Systems *	967	56,908
Myriad Genetics *	1,506	74,984
Natus Medical *	1,262	47,073
Novocure *	1,998	90,010
NuVasive *	790	55,450
Puma Biotechnology *	652	28,655
Quest Diagnostics	2,082	228,978
Radius Health *	1,225	25,198
Regeneron Pharmaceuticals *	1,367	556,026
Sage Therapeutics *	697	114,489
Seattle Genetics *	2,427	186,297
Spectrum Pharmaceuticals *	2,133	45,923
Stryker	2,803	474,912

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
TESARO *	807	26,187
Varian Medical Systems *	1,415	158,508
Vertex Pharmaceuticals *	2,744	505,994
Wright Medical Group *	2,208	63,988
Zimmer Biomet Holdings	3,113	384,860
		10,467,534
Real Estate — 7.4%
HCP ‡	7,268	196,454
LTC Properties ‡	1,202	55,833
National Health Investors ‡	657	52,067
Omega Healthcare Investors ‡	3,018	99,745
Sabra Health Care ‡	2,555	60,247
Senior Housing Properties Trust ‡	2,891	55,247
Ventas ‡	5,461	326,950
Welltower ‡	5,700	380,247
		1,226,790
TOTAL UNITED STATES		11,694,324

TOTAL COMMON STOCK
(Cost $14,225,474)		16,608,852
TOTAL INVESTMENTS — 99.8%
(Cost $14,225,474)		$16,608,852

Percentages are based on Net Assets of $16,640,449.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.2%
Information Technology — 0.2%
Trivago ADR *	11,409	$55,105
UNITED STATES— 99.6%
Consumer Discretionary — 47.6%
Amazon.com *	542	1,090,888
Bed Bath & Beyond	5,444	97,665
Booking Holdings *	371	724,025
Bright Horizons Family Solutions *	2,251	268,837
CarMax *	6,834	533,394
Carter's	1,815	192,263
Carvana, Cl A *	3,359	217,462
Chegg *	4,169	134,992
Children's Place Retail Stores	623	87,687
Chipotle Mexican Grill, Cl A *	1,060	503,691
Columbia Sportswear	2,637	239,176
Dick's Sporting Goods	3,032	113,518
DSW, Cl A	3,663	121,831
Expedia Group	5,285	689,693
GoPro, Cl A *	14,910	95,573
Groupon, Cl A *	21,236	90,678
Home Depot	4,507	904,870
K12 *	6,007	99,476
L Brands	10,599	280,132
Laureate Education, Cl A *	5,570	88,953
Liberty Expedia Holdings, Cl A *	2,071	95,577
Live Nation Entertainment *	7,887	391,826
Lowe's	8,984	977,010
Lululemon Athletica *	4,791	742,270
Michael Kors Holdings *	5,790	420,470
Netflix *	2,526	928,760
NIKE, Cl B	11,536	948,258
Planet Fitness, Cl A *	3,280	168,494
Starbucks	13,152	702,974
TripAdvisor *	4,804	260,905
Under Armour, Cl A *	7,037	143,907
VF	10,059	926,736
Walt Disney	7,790	872,636
Wayfair, Cl A *	2,209	298,591
Weight Watchers International *	2,516	188,448
		14,641,666
Consumer Staples — 3.6%
Costco Wholesale	4,138	964,691

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples —continued
Sprouts Farmers Market *	5,133	$135,871
		1,100,562
Financials — 1.9%
Blucora *	3,150	114,030
LendingClub *	23,520	84,907
LendingTree *	464	117,554
Nelnet, Cl A	1,471	84,803
SLM *	16,462	192,935
		594,229
Industrials — 0.3%
Avis Budget Group *	3,132	97,437
Information Technology — 35.5%
Alphabet, Cl A *	754	928,778
Apple	4,491	1,022,286
Cargurus, Cl A *	2,952	145,593
eBay *	19,288	667,558
Etsy *	4,618	224,850
Facebook, Cl A *	4,774	838,936
Fiserv *	11,015	881,971
Fitbit, Cl A *	14,628	88,061
GrubHub *	3,302	475,851
IAC *	2,921	576,021
Instructure *	1,855	75,962
Intuit	4,500	987,615
Match Group *	2,441	122,172
MINDBODY, Cl A *	2,023	75,053
Pandora Media *	15,539	143,580
PayPal Holdings *	10,091	931,702
Snap, Cl A *	33,753	367,908
Square, Cl A *	10,780	955,539
TrueCar *	8,308	106,841
Twitter *	26,957	948,348
Yelp, Cl A *	3,136	147,768
Zillow Group, Cl A *	2,173	104,521
Zynga, Cl A *	29,621	123,223
		10,940,137
Real Estate — 10.7%
American Campus Communities ‡	5,203	218,162
AvalonBay Communities ‡	4,731	867,145
Camden Property Trust ‡	3,635	345,543
Education Realty Trust ‡	2,819	116,650
Equity Residential ‡	12,719	861,712
Invitation Homes ‡	19,783	462,329

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	10,203	$407,814
		3,279,355
TOTAL UNITED STATES		30,653,386

TOTAL COMMON STOCK
(Cost $25,408,990)		30,708,491
TOTAL INVESTMENTS — 99.8%
(Cost $25,408,990)		$30,708,491

Percentages are based on Net Assets of $30,769,983.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — 99.7%
Energy — 0.3%
Matrix Service *	19,709	$411,918
Industrials — 68.6%
Acuity Brands	11,123	1,700,039
Advanced Drainage Systems	15,459	484,640
AECOM *	41,968	1,411,803
Aegion, Cl A *	14,686	366,563
Altra Industrial Motion	7,057	275,576
Arconic	124,749	2,791,883
Argan	8,176	325,405
Astec Industries	5,927	288,348
Atkore International Group *	15,924	435,999
Columbus McKinnon	8,774	373,158
Crane	15,660	1,429,445
CSW Industrials *	7,758	434,448
CSX	66,321	4,918,365
Dycom Industries *	8,181	686,468
Eaton	44,490	3,698,899
EMCOR Group	15,519	1,243,072
Emerson Electric	51,795	3,974,230
Exponent	10,266	537,425
Fastenal	69,599	4,061,798
Fluor	36,917	2,119,405
Fortive	50,452	4,236,959
Genesee & Wyoming, Cl A *	16,281	1,430,937
Gibraltar Industries *	9,915	450,141
Global Brass & Copper Holdings	11,231	432,955
Gorman-Rupp	12,208	447,545
Granite Construction	10,517	480,417
Greenbrier	7,222	418,876
H&E Equipment Services	9,386	326,727
HD Supply Holdings *	48,928	2,230,627
Herc Holdings *	5,488	288,559
Hubbell, Cl B	14,442	1,824,891
Insteel Industries	11,513	441,524
Jacobs Engineering Group	37,220	2,705,522
Kansas City Southern	27,325	3,168,607
Lincoln Electric Holdings	17,352	1,633,864
Manitowoc *	9,159	212,397
MasTec *	21,845	956,811
MRC Global *	20,026	412,736
Mueller Industries	10,596	338,754
Mueller Water Products, Cl A	31,457	363,957

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
MYR Group *	10,982	$381,844
Norfolk Southern	24,972	4,341,132
NOW *	29,841	512,967
Powell Industries	11,824	462,910
Primoris Services	14,305	358,483
Quanta Services *	40,840	1,412,656
RBC Bearings *	6,384	956,387
Rexnord *	27,427	796,206
Rockwell Automation	18,498	3,347,398
SPX *	11,339	385,413
Stantec	30,075	757,890
Sterling Construction *	25,830	375,826
Team *	21,102	491,677
Tetra Tech	14,741	1,028,922
Titan Machinery *	17,056	308,031
Trinity Industries	40,058	1,435,679
Tutor Perini *	14,138	287,708
Union Pacific	26,793	4,035,562
United Rentals *	20,372	3,175,384
Valmont Industries	5,931	832,712
Wabash National	16,055	292,843
Wabtec	25,284	2,738,763
WESCO International *	12,318	753,246
		83,829,414
Information Technology — 3.5%
Anixter International *	8,783	633,254
Badger Meter	7,481	411,081
Calix *	61,581	480,332
Trimble *	65,572	2,760,581
		4,285,248
Materials — 24.8%
AK Steel Holding *	59,229	262,977
Alcoa *	48,771	2,178,601
Allegheny Technologies *	33,219	897,910
Century Aluminum *	16,396	206,917
Cleveland-Cliffs *	78,255	786,463
Commercial Metals	30,784	664,934
Eagle Materials	12,829	1,184,502
Forterra *	40,222	340,278
Haynes International	10,229	403,023
Martin Marietta Materials	16,361	3,251,258
Minerals Technologies	9,338	627,047
Nucor	54,904	3,431,500

Schedule of Investments	August 31, 2018 (Unaudited)

Global X U.S. Infrastructure Development ETF

	Shares / Face
	Amount	Value
COMMON STOCK — continued
Materials — continued
Reliance Steel & Aluminum	19,224	$1,689,597
RPM International	35,231	2,378,092
Ryerson Holding *	30,773	320,039
Steel Dynamics	62,536	2,859,771
Summit Materials, Cl A *	29,027	617,404
TimkenSteel *	19,441	272,368
United States Steel	46,101	1,368,278
US Concrete *	4,636	223,455
Vulcan Materials	28,080	3,111,264
Westlake Chemical	34,075	3,222,473
		30,298,151
Utilities — 2.5%
MDU Resources Group	51,545	1,437,590
Vectren	21,903	1,559,494
		2,997,084
TOTAL COMMON STOCK
(Cost $119,347,162)		121,821,815

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	980
TOTAL INVESTMENTS — 99.7%
(Cost $119,348,162)		$121,822,795

Percentages are based on Net Assets of $122,158,326.

*	Non-income producing security.

Cl — Class

The following is a summary of the level of inputs used as of August 31, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,821,815	$—	$—	$121,821,815
Corporate Obligation	—	980	—	980
Total Investments in Securities	$121,821,815	$980	$—	$121,822,795

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended August 31, 2018, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 0.7%
Financials — 0.7%
Toronto-Dominion Bank	6,941	$419,930
UNITED STATES— 99.1%
Consumer Discretionary — 14.8%
Amazon.com *	220	442,796
Best Buy	5,332	424,214
Booking Holdings *	198	386,407
CarMax *	5,306	414,133
Choice Hotels International	5,177	404,065
Darden Restaurants	3,711	430,625
Ford Motor	37,951	359,775
Hasbro	3,968	394,062
Home Depot	1,997	400,938
Kohl's	5,519	436,608
L Brands	12,797	338,225
Lowe's	4,019	437,066
Marriott International, Cl A	3,086	390,286
NIKE, Cl B	5,322	437,468
Nordstrom	7,653	480,991
Omnicom Group	5,935	411,415
Pool	2,561	420,670
PVH	2,606	373,075
Starbucks	7,840	419,048
VF	4,385	403,990
Walt Disney	3,624	405,960
		8,611,817
Consumer Staples — 10.7%
Campbell Soup	10,013	395,013
Clorox	3,095	448,713
Coca-Cola	9,049	403,314
Colgate-Palmolive	6,147	408,222
Costco Wholesale	1,839	428,726
Estee Lauder, Cl A	2,874	402,705
General Mills	9,311	428,399
Hershey	4,359	438,167
Hormel Foods	10,752	420,941
Kellogg	5,717	410,423
Keurig Dr Pepper	16,502	376,246
Kimberly-Clark	3,779	436,626
Molson Coors Brewing, Cl B	6,229	415,723
PepsiCo	3,496	391,587
Procter & Gamble	5,079	421,303
		6,226,108

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — 4.7%
Chevron	3,257	$385,824
ConocoPhillips	5,674	416,641
Devon Energy	9,004	386,542
EOG Resources	3,200	378,336
Hess	6,178	416,027
Occidental Petroleum	4,816	384,654
Schlumberger	6,123	386,729
		2,754,753
Financials — 9.9%
Aflac	9,186	424,761
Allstate	4,304	432,853
American Express	3,953	418,939
BlackRock, Cl A	789	377,978
Capital One Financial	4,081	404,386
Discover Financial Services	5,425	423,801
JPMorgan Chase	3,572	409,280
KeyCorp	19,150	403,491
Moody's	2,165	385,414
PNC Financial Services Group	2,803	402,343
Progressive	6,755	456,165
T Rowe Price Group	3,314	384,059
Travelers	3,216	423,226
US Bancorp	7,872	425,953
		5,772,649
Health Care — 15.8%
Abbott Laboratories	6,229	416,346
AbbVie	4,383	420,680
Agilent Technologies	6,192	418,208
Amgen	2,096	418,802
Becton Dickinson	1,618	423,707
Biogen Idec *	1,075	380,002
Bristol-Myers Squibb	6,887	417,008
Cardinal Health	8,156	425,662
Celgene *	4,603	434,753
CVS Health	6,052	455,352
Danaher	3,930	406,912
Edwards Lifesciences *	2,639	380,649
Eli Lilly	4,299	454,189
Illumina *	1,302	461,989
IQVIA Holdings *	3,389	430,708
Johnson & Johnson	3,135	422,253
Merck	6,327	433,969
Mettler-Toledo International *	667	389,835

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	1,076	$437,663
Thermo Fisher Scientific	1,837	439,227
Varian Medical Systems *	3,416	382,660
Waters *	2,028	384,265
		9,234,839
Industrials — 13.2%
3M	2,000	421,840
Alaska Air Group	6,799	458,865
Boeing	1,122	384,610
Copart *	7,006	450,555
Cummins	2,959	419,586
Delta Air Lines	7,764	454,039
FedEx	1,694	413,251
Fluor	8,091	464,504
General Electric	30,580	395,705
ManpowerGroup	4,444	416,536
Raytheon	2,037	406,260
Rockwell Automation	2,349	425,075
Rockwell Collins	2,914	396,159
Southwest Airlines	7,730	473,849
Union Pacific	2,823	425,200
United Parcel Service, Cl B	3,569	438,559
Waste Management	4,924	447,592
WW Grainger	1,192	422,051
		7,714,236
Information Technology — 19.5%
Adobe Systems *	1,561	411,339
Akamai Technologies *	5,074	381,260
Alphabet, Cl A *	319	392,944
Analog Devices	4,117	406,965
Apple	2,082	473,926
Applied Materials	8,740	375,995
Autodesk *	3,079	475,244
Automatic Data Processing	2,926	429,391
Cisco Systems	9,465	452,143
Cognizant Technology Solutions, Cl A	4,877	382,503
eBay *	11,969	414,247
Facebook, Cl A *	1,868	328,264
Intel	7,786	377,076
Intuit	1,862	408,653
KLA-Tencor	3,938	457,635
Mastercard, Cl A	1,918	413,444
Microsoft	3,733	419,328

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
NVIDIA	1,616	$453,579
Oracle	8,243	400,445
QUALCOMM	6,818	468,465
salesforce.com *	2,753	420,328
Teradata *	9,792	406,074
Texas Instruments	3,526	396,322
Visa, Cl A	2,871	421,721
VMware, Cl A *	2,689	412,116
Workday, Cl A *	3,064	473,511
Xilinx	5,999	466,902
		11,319,820
Materials — 4.2%
Air Products & Chemicals	2,584	429,694
Ball	10,522	440,661
Ecolab	2,853	429,319
Newmont Mining	10,804	335,248
Praxair	2,461	389,306
Sonoco Products	7,198	403,376
		2,427,604
Real Estate — 1.3%
CBRE Group, Cl A *	8,172	398,875
Jones Lang LaSalle	2,382	363,303
		762,178
Telecommunication Services — 1.4%
AT&T	12,664	404,488
Verizon Communications	7,789	423,488
		827,976
Utilities — 3.6%
Entergy	5,089	425,389
Exelon	9,632	421,015
NextEra Energy	2,357	400,926
Sempra Energy	3,504	406,744
WEC Energy Group	6,227	420,821
		2,074,895
TOTAL UNITED STATES		57,726,875
TOTAL INVESTMENTS — 99.8%
(Cost $49,818,339)		$58,146,805

Percentages are based on Net Assets of $58,280,022.

*	Non-income producing security.

Cl — Class

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Conscious Companies ETF

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 15.8%
Amazon.com *	24	$48,305
Cheesecake Factory	710	37,751
Chipotle Mexican Grill, Cl A *	87	41,340
DISH Network, Cl A *	1,080	38,178
L Brands	1,082	28,597
Las Vegas Sands	519	33,953
Netflix *	119	43,754
Ollie's Bargain Outlet Holdings *	592	51,563
Skechers U.S.A., Cl A *	1,289	38,000
Tesla *	128	38,612
Texas Roadhouse, Cl A	581	40,060
TripAdvisor *	997	54,147
Under Armour, Cl A *	2,102	42,986
Urban Outfitters *	911	42,344
Wayfair, Cl A *	562	75,966
		655,556
Consumer Staples — 2.0%
Hain Celestial Group *	1,244	35,528
National Beverage *	414	48,786
		84,314
Energy — 5.4%
Antero Resources *	1,963	36,335
Continental Resources *	571	37,658
Laredo Petroleum *	3,511	29,106
Matador Resources *	1,156	37,847
Oasis Petroleum *	3,441	46,316
Parsley Energy, Cl A *	1,267	35,185
		222,447
Financials — 9.9%
Athene Holding, Cl A *	758	37,642
BlackRock, Cl A	72	34,492
Capital One Financial	409	40,528
Essent Group *	1,104	47,870
Interactive Brokers Group, Cl A	505	31,391
Intercontinental Exchange	513	39,106
MarketAxess Holdings	187	35,497
SEI Investments	588	37,091
Signature Bank NY	288	33,333
Starwood Property Trust ‡	1,809	39,852
Wintrust Financial	411	36,394
		413,196
Health Care — 17.4%
Cerner *	631	41,084

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
FibroGen *	796	$48,675
Ionis Pharmaceuticals *	833	38,060
Jazz Pharmaceuticals *	244	41,704
Masimo *	411	48,453
Medidata Solutions *	522	44,360
MEDNAX *	793	37,549
Neurocrine Biosciences *	455	55,942
Penumbra *	297	41,238
Regeneron Pharmaceuticals *	120	48,810
Seattle Genetics *	721	55,344
TESARO *	715	23,202
Ultragenyx Pharmaceutical *	715	60,582
United Therapeutics *	340	41,817
Universal Health Services, Cl B	326	42,432
Veeva Systems, Cl A *	524	54,685
		723,937
Industrials — 5.2%
Clean Harbors *	788	54,049
CoStar Group *	101	44,658
FedEx	149	36,348
KLX *	534	39,431
TransDigm Group *	117	40,950
		215,436
Information Technology — 30.6%
2U *	463	41,374
Akamai Technologies *	527	39,599
Alphabet, Cl A *	36	44,345
Cognizant Technology Solutions, Cl A	461	36,156
EPAM Systems *	323	46,166
Euronet Worldwide *	468	45,771
Facebook, Cl A *	214	37,606
Fortinet *	676	56,622
GrubHub *	374	53,897
HubSpot *	301	43,254
IPG Photonics *	175	30,709
Monolithic Power Systems	310	46,460
Nutanix, Cl A *	749	42,184
NVIDIA	166	46,593
Paycom Software *	327	50,724
Pegasystems	616	39,239
RealPage *	696	43,431
RingCentral, Cl A *	556	51,791
salesforce.com *	309	47,178
Snap, Cl A *	2,637	28,743

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Square, Cl A * .	780	$69,139
SS&C Technologies Holdings	745	44,208
Twitter *	1,281	45,065
Ubiquiti Networks	521	46,739
Ultimate Software Group *	155	47,999
VeriSign *	314	49,803
Workday, Cl A *	302	46,671
Zendesk *	773	53,252
		1,274,718
Materials — 0.9%
Steel Dynamics	819	37,453
Real Estate — 11.8%
Alexandria Real Estate Equities ‡	300	38,505
American Campus Communities ‡	944	39,582
American Homes 4 Rent, Cl A ‡	1,856	43,059
Apartment Investment & Management, Cl A ‡	925	40,515
Brandywine Realty Trust ‡	2,321	38,900
Camden Property Trust ‡	436	41,446
DiamondRock Hospitality ‡	3,368	40,281
GEO Group ‡	1,645	41,734
Healthcare Trust of America, Cl A ‡	1,519	43,398
Macerich ‡	652	38,298
Medical Properties Trust ‡	2,954	44,458
Vornado Realty Trust ‡	552	42,504
		492,680
Telecommunication Services — 0.9%
Zayo Group Holdings *	1,017	35,249

TOTAL COMMON STOCK
(Cost $3,876,662)		4,154,986
TOTAL INVESTMENTS — 99.9%
(Cost $3,876,662)		$4,154,986

Percentages are based on Net Assets of $4,160,632.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 34.6%
Amazon.com *	36	$72,457
Best Buy	854	67,944
Booking Holdings *	32	62,450
Carnival	1,100	67,639
Charter Communications, Cl A *	71	22,038
Comcast, Cl A	611	22,601
Discovery, Cl A *	2,401	66,820
Dollar General	217	23,378
Dollar Tree *	240	19,322
DR Horton	494	21,988
Expedia Group	492	64,206
Ford Motor	2,154	20,420
General Motors	573	20,657
Home Depot	332	66,656
Las Vegas Sands	315	20,607
Lennar, Cl A	420	21,702
Lowe's	222	24,143
Marriott International, Cl A	507	64,120
McDonald's	138	22,388
Netflix *	63	23,164
Newell Brands	814	17,680
NIKE, Cl B	275	22,605
Ross Stores	730	69,919
Starbucks	1,244	66,492
Target	266	23,275
Tesla *	63	19,004
TJX	666	73,240
Twenty-First Century Fox, Cl A	476	21,610
VF	234	21,558
Walt Disney	190	21,284
		1,151,367
Consumer Staples — 13.7%
Coca-Cola	464	20,681
Colgate-Palmolive	320	21,251
Constellation Brands, Cl A	101	21,028
Costco Wholesale	293	68,307
Estee Lauder, Cl A	481	67,398
Kraft Heinz	335	19,520
Kroger	723	22,774
Molson Coors Brewing, Cl B	939	62,669
Mondelez International, Cl A	494	21,104
PepsiCo	188	21,058
Procter & Gamble	264	21,899
Walgreens Boots Alliance	967	66,298

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Walmart	241	$23,102
		457,089
Energy — 1.3%
Chevron	174	20,612
Exxon Mobil	268	21,485
		42,097
Financials — 11.2%
Allstate	225	22,628
American Express	215	22,786
Bank of America	686	21,218
Bank of New York Mellon	410	21,381
BlackRock, Cl A	45	21,558
Capital One Financial	224	22,196
Charles Schwab	430	21,840
Citigroup	299	21,301
Goldman Sachs Group	92	21,879
JPMorgan Chase	185	21,197
MetLife	477	21,890
Morgan Stanley	433	21,143
Progressive	351	23,703
Prudential Financial	218	21,419
TD Ameritrade Holding	378	22,139
US Bancorp	409	22,131
Wells Fargo	367	21,462
		371,871
Health Care — 8.8%
Abbott Laboratories	332	22,191
AbbVie	224	21,499
Allergan	350	67,098
Becton Dickinson	88	23,045
Bristol-Myers Squibb	366	22,161
Celgene *	239	22,574
Centene *	160	23,437
Eli Lilly	215	22,715
Johnson & Johnson	165	22,224
Pfizer	534	22,172
UnitedHealth Group	84	22,550
		291,666
Industrials — 6.8%
Boeing	62	21,253
Deere	151	21,714
Delta Air Lines	1,198	70,059
FedEx	89	21,712
Lockheed Martin	67	21,467

Schedule of Investments	August 31, 2018 (Unaudited)

Global X Iconic U.S. Brands ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Southwest Airlines	377	$23,110
United Continental Holdings *	266	23,254
United Parcel Service, Cl B	182	22,364
		224,933
Information Technology — 18.7%
Activision Blizzard	303	21,846
Adobe Systems *	85	22,398
Alphabet, Cl A *	52	64,054
Apple	312	71,020
Cisco Systems	505	24,124
eBay *	1,931	66,832
Facebook, Cl A *	366	64,317
HP	2,784	68,626
Intel	436	21,116
Microsoft	200	22,466
NVIDIA	86	24,138
Oracle	446	21,667
PayPal Holdings *	254	23,452
salesforce.com *	153	23,360
Visa, Cl A	155	22,768
Western Digital	956	60,457
		622,641
Telecommunication Services — 4.8%
AT&T	670	21,400
T-Mobile US *	1,056	69,738
Verizon Communications	1,243	67,582
		158,720
TOTAL COMMON STOCK
(Cost $3,160,438)		3,320,384
TOTAL INVESTMENTS — 99.9%
(Cost $3,160,438)		$3,320,384

Percentages are based on Net Assets of $3,324,005.

*	Non-income producing security.

Cl — Class

As of August 31, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-008-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
President

Date: October 29, 2018

By (Signature and Title)*	/s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: October 29, 2018

*	Print the name and title of each signing officer under his or her signature.